Consolidated statements of loss and comprehensive loss (unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
EXPENSES
Exploration and evaluation expenses	$ 2,130	$ 1,865	$ 7,137	$ 6,995
Battery Material Plant project expenses	1,014	812	2,205	2,056
General and administrative expenses	5,692	1,769	19,074	4,399
Other revenues			(56)
Net smelter royalty		(4,306)		(4,306)
Operating loss	8,836	140	28,360	9,144
Net financial costs	109	361	907	605
Net loss and comprehensive loss	$ 8,945	$ 501	$ 29,267	$ 9,749
Basic and diluted loss per share	$ 0.19	$ 0.02	$ 0.74	$ 0.37
Weighted average number of shares outstanding	46,576,710	26,222,927	39,411,021	26,194,372